COMMITMENTS	12 Months Ended
Sep. 30, 2011
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 8 - COMMITMENTS

We lease office space in Sterling, Virginia under a two-year operating lease that expired on March 31, 2011. We are currently leasing our space on a month-to-month basis but plan to renew the lease for another year.  The office lease agreement has certain escalation clauses and renewal options. Additionally, we have lease agreements for computer equipment and an office copier/fax machine. We have no future minimum rental payments required.

Rent expense was $76,397 and $78,076 for the years ended September 30, 2011 and 2010.